COMMITMENTS AND CONTINGENCIES (Details)	Sep. 30, 2021 USD ($) $ / shares	Jan. 29, 2021 USD ($)	Jan. 26, 2021 item	Dec. 31, 2020 USD ($) $ / shares
COMMITMENTS
Maximum number of demands for registration of securities | item			3
Deferred fee per unit | $ / shares	$ 0.35			$ 0.35
Deferred underwriting fee payable . | $	$ 7,245,000	$ 7,245,000		$ 0